Equity method investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables sets forth the results from these entities, on a 100% basis, for the year ended December 31, 2020 and for the period from date of incorporation to December 31, 2019, and their financial position as at December 31, 2020 and December 31, 2019. Opex and Perfomex were incorporated on June 28, 2019, while Akal and Perfomex II were incorporated in the fourth quarter of 2019.

	Year ended 31 December 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II

Revenue	134.4	263.8	122.4	45.2
Operating expenses	(121.4)	(223.9)	(123.6)	(45.6)
Net income (loss)	11.8	10.7	(3.4)	0.2

	5 months Period ended 31 December 2019
In $ millions	Perfomex	Opex	Akal	Perfomex II

Revenue	49.8	68.1	—	—
Operating expenses	47.4	85.7	—	—
Net income (loss)	1.5	(19.8)	—	—
Summarized balance sheets, on a 100% basis of the Company's equity method investees are shown below.

	As at December 31, 2020
	Perfomex	OPEX	Akal	Perfomex II
In $ millions
Cash	0.8	0.2	3.7	0.4
Total current assets	152.6	220.0	116.5	41.1
Total non-current assets	1.8	—	—	1.7
Total assets	154.4	220.0	116.5	42.8
Total current liabilities	140.4	207.8	117.6	42.8
Total non-current liabilities	0.7	21.3	2.3	—
Equity	13.3	(9.1)	(3.4)	—
Total liabilities and equity	154.4	220.0	116.5	42.8

	As at December 31, 2019
In $ millions	Perfomex	OPEX	Akal	Perfomex II
Cash	0.3	—	—	—
Total current assets	77.1	81.3	—	—
Total non-current assets	0.9	—	—	—
Total assets	78.0	81.3	—	—
Total current liabilities	76.5	101.1	—	—
Total non-current liabilities	—	—	—	—
Equity	1.5	(19.8)	—	—
Total liabilities and equity	78.0	81.3	—	—
The following present our investments in equity method investments as at December 31, 2020 and December 31, 2019:

In $ millions	Perfomex	Opex	Akal	Perfomex II	Total
Balance at 1 January 2019	0.0	0.0	0.0	0.0	0.0
Funding provided by shareholder loan	30.7	0.1	0.0	0.0	30.8
Net gain (loss) 49% basis	0.7	(9.7)	0.0	0.0	(9.0)
Guarantee provided	0.0	5.9	0.0	0.0	5.9
Balance at 31 December 2019	31.4	(3.7)	0.0	0.0	27.7
Funding provided by shareholder loan	10.8	3.6	1.7	9.4	25.5
Net gain (loss) 49% basis	5.8	5.3	(1.7)	0.1	9.5
Balance at 31 December 2020	48.0	5.2	0.0	9.5	62.7